Equity Method Investments (Windward) (Narrative) (Details) $ in Thousands			6 Months Ended
	May 05, 2025 EUR (€)	Nov. 07, 2023 EUR (€)	Jun. 30, 2025 USD ($) Vessels Item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments			$ 57,301		$ 42,826
Income/(loss) from equity method investments			(747)	$ (231)
Return of capital from equity method investment			$ 3,505	0
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Number of unrelated companies entered into joint venture with | Item			2
Equity Method Investments			$ 43,889		$ 36,631
Number of vessels to be constructed | Vessels			4
Income/(loss) from equity method investments			$ (476)	$ (434)
Commitment amount | €		€ 50,000,000
Return of capital from equity method investment | €	€ 3,100,000
Equity method investment, ownership percentage	34.00%	45.87%